Trade and other payables (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Disclosure Of Trade And Other Payables [Line Items]
Trade payables	₨ 3,609,680		₨ 3,889,390
Advance from customers	376,487		413,378
Accrued expenses	4,326,210		4,212,423
Other payables	911,576		558,667
Trade and other current payables	9,223,953	$ 125,489	9,073,859
Financial liabilities, category [member]
Disclosure Of Trade And Other Payables [Line Items]
Trade and other current payables	₨ 8,193,923		₨ 8,366,215